Net Sectorial Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Net Sectorial Financial Assets And Liabilities
Schedule of Compositions of net sectorial financial assets and liabilities balances per tariff cycle

		Operating revenues		Financial results		Statement of Financial Position	Balance as of
	Balance as of				Tariff		December 31,
	January 1, 2022	Constitution	Amortization	Updating	flags	Constitution	2022
Portion A
Electricity purchased for resale - Itaipu	1,286,966	344,732	(914,566)	102,517	-	-	819,649
Electricity purchased for resale - CVA Energ	(475,842)	(540,360)	429,160	(36,149)	41,132	-	(582,059)
Transport of energy using the transmission system - basic grid	180,521	213,107	(152,329)	12,467	-	-	253,766
Transport of energy purchased from Itaipu	14,018	8,125	(11,823)	386	-	-	10,706
ESS	531,280	417,465	(324,194)	46,467	(443,689)	-	227,329
CDE	(18,786)	392,608	(201,781)	28,452	-	-	200,493
Proinfa	10,501	77,631	(53,235)	7,181	-	-	42,078
Other financial components
Refunds of Pis and Cofins (8.2)	(337,350)	-	1,164,877	-	-	(1,593,100)	(765,573)
Neutrality	81,177	94,338	(81,461)	4,544	-	-	98,598
Offset of bilateral contracts under CCEAR	(184)	(239)	385	(148)	-	-	(186)
Hydrological risk	(604,152)	(463,625)	570,582	(27,611)	-	-	(524,806)
Tariff refunds	(198,997)	(66,898)	101,685	(11,250)	-	-	(175,460)
Overcontracting	(78,596)	522,321	53,319	15,420	(76,140)	-	436,324
Itaipu Bonus	(26,451)	46,915	(6,240)	(4,568)	-	(4,713)	4,943
Water shortage account (8.1)	-	-	76,949	(2,293)	-	(145,844)	(71,188)
CDE Eletrobras (8.2)	-	165,214	-	(13,803)	-	(335,511)	(184,100)
Other	110,196	86,068	(100,867)	13,933	-	(1,701)	107,629
	474,301	1,297,402	550,461	135,545	(478,697)	(2,080,869)	(101,857)
Current assets	383,740						190,699
Noncurrent assets	383,740						190,699
Current liabilities	(139,770)						(433,914)
Noncurrent liabilities	(153,409)						(49,341)

		Operating revenues		Financial results		Statement of Financial Position	Balance as of
	Balance as of				Rate		December 31,
	January 1, 2021	Constitution	Amortization	Updating	flags	Constitution	2021
Portion A
Electricity purchased for resale - Itaipu	463,176	1,133,849	(348,804)	38,745	-	-	1,286,966
Electricity purchased for resale - CVA Energ	(100,053)	640,205	128,545	(1,303)	(1,143,236)	-	(475,842)
Transport of energy using the transmission system - basic grid	176,877	164,203	(170,538)	9,979	-	-	180,521
Transport of energy purchased from Itaipu	19,746	10,933	(17,746)	1,085	-	-	14,018
ESS	19,131	728,954	(23,429)	2,374	(195,750)	-	531,280
CDE	(1,872)	22,765	(41,260)	1,581	-	-	(18,786)
Proinfa	(145)	22,155	(11,812)	303	-	-	10,501
Other financial components
Refunds of Pis and Cofins (Note 13.2.1)	-	-	364,650	-	-	(702,000)	(337,350)
Neutrality	77,265	60,608	(57,925)	1,229	-	-	81,177
Offset of bilateral contracts under CCEAR	36,395	(383)	(36,196)	-	-	-	(184)
Hydrological risk	(474,111)	(562,663)	443,644	(11,022)	-	-	(604,152)
Tariff refunds	(193,669)	(97,684)	100,956	(8,600)	-	-	(198,997)
Overcontracting	130,677	(99,743)	(23,230)	(2,220)	(84,080)	-	(78,596)
Itaipu Bonus	-	60,065	-	220	-	(86,736)	(26,451)
Other	4,804	89,875	22,330	(213)	-	(6,600)	110,196
	158,221	2,173,139	329,185	32,158	(1,423,066)	(795,336)	474,301
Current assets	173,465						383,740
Noncurrent assets	173,465						383,740
Current liabilities	(188,709)						(139,770)
Noncurrent liabilities	-						(153,409)